Federated Total Return Bond Fund
Portfolio of Investments
February 29, 2020 (unaudited)
Principal Amount or Shares			Value in U.S. Dollars
	[1]	AGENCY RISK TRANSFER SECURITIES—0.2%
		Structured Product (ABS)—0.2%
$5,799,413		Connecticut Avenue Securities, Series 2014-C02, Class 1M2, 4.226% (1-month USLIBOR +2.600%), 5/25/2024	$6,050,279
7,079,501		Connecticut Avenue Securities, Series 2014-C03, Class 1M2, 4.626% (1-month USLIBOR +3.000%), 7/25/2024	7,423,554
2,186,326		Structured Agency Credit Risk Debt Note, Series 2014-DN1, Class M2, 3.826% (1-month USLIBOR +2.200%), 2/25/2024	2,208,774
1,820,000		Structured Agency Credit Risk Debt Note, Series 2014-DN1, Class M3, 6.126% (1-month USLIBOR +4.500%), 2/25/2024	1,992,435
323,575		Structured Agency Credit Risk Debt Note, Series 2014-DN2, Class M2, 3.276% (1-month USLIBOR +1.650%), 4/25/2024	324,429
2,730,000		Structured Agency Credit Risk Debt Note, Series 2014-DN2, Class M3, 5.226% (1-month USLIBOR +3.600%), 4/25/2024	2,917,010
		TOTAL AGENCY RISK TRANSFER SECURITIES (IDENTIFIED COST $18,722,662)	20,916,481
		CORPORATE BONDS—29.8%
		Basic Industry - Chemicals—0.2%
2,653,000		Albemarle Corp., 4.150%, 12/1/2024	2,905,554
190,000		DuPont de Nemours, Inc., Sr. Unsecd. Note, 3.766%, 11/15/2020	192,287
395,000		DuPont de Nemours, Inc., Sr. Unsecd. Note, 5.319%, 11/15/2038	481,184
9,955,000		RPM International, Inc., Sr. Unsecd. Note, 5.250%, 6/1/2045	12,119,932
108,000		Sherwin-Williams Co., Sr. Unsecd. Note, 2.750%, 6/1/2022	110,588
		TOTAL	15,809,545
		Basic Industry - Metals & Mining—0.5%
4,580,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 4/15/2040	5,439,071
675,000		ArcelorMittal SA, Sr. Unsecd. Note, 6.250%, 2/25/2022	724,911
1,530,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 3/1/2023	1,625,080
6,860,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.200%, 7/15/2021	7,137,949
4,380,000		Gold Fields Orogen Holding BVI Ltd., Sr. Unsecd. Note, 144A, 4.875%, 10/7/2020	4,440,006
3,430,000		Newcrest Finance Property Ltd., Sr. Unsecd. Note, 144A, 4.200%, 10/1/2022	3,624,549
7,750,000	[2]	Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	8,346,771
2,200,000		Southern Copper Corp., Sr. Unsecd. Note, 3.500%, 11/8/2022	2,277,651
2,180,000		Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	2,983,635
2,290,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.300%, 8/1/2032	2,507,397
3,330,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.550%, 4/15/2026	3,725,585
		TOTAL	42,832,605
		Basic Industry - Paper—0.2%
3,050,000		International Paper Co., Sr. Unsecd. Note, 3.000%, 2/15/2027	3,237,077
9,500,000		International Paper Co., Sr. Unsecd. Note, 4.400%, 8/15/2047	10,716,755
3,550,000		Weyerhaeuser Co., Sr. Unsecd. Note, 3.250%, 3/15/2023	3,702,741
5,100,000	[2]	Weyerhaeuser Co., Sr. Unsecd. Note, 4.700%, 3/15/2021	5,224,710
		TOTAL	22,881,283
		Capital Goods - Aerospace & Defense—1.1%
9,050,000		Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	9,837,645
500,000		Arconic, Inc., 5.870%, 2/23/2022	526,405
7,540,000		Arconic, Inc., Sr. Unsecd. Note, 5.400%, 4/15/2021	7,626,861
7,480,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	8,230,015
7,640,000	[2]	Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	8,023,298
5,500,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.050%, 6/15/2025	6,011,032
4,397,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 144A, 5.696%, 9/16/2023	4,809,988
3,500,000		Embraer SA, Sr. Unsecd. Note, 5.150%, 6/15/2022	3,671,752
6,490,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	7,026,513

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Capital Goods - Aerospace & Defense—continued
$3,970,000		Lockheed Martin Corp., Sr. Unsecd. Note, 2.900%, 3/1/2025	$4,225,216
7,300,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.550%, 1/15/2026	8,096,111
5,400,000		Northrop Grumman Corp., Sr. Unsecd. Note, 2.550%, 10/15/2022	5,561,368
7,405,000		Northrop Grumman Corp., Sr. Unsecd. Note, 3.250%, 1/15/2028	8,026,372
8,495,000		Otis Worldwide Corp., Sr. Unsecd. Note, 144A, 2.565%, 2/15/2030	8,742,030
435,000		Spirit AeroSystems, Inc., Sr. Unsecd. Note, 4.600%, 6/15/2028	432,254
1,820,000	[1]	Textron Financial Corp., Jr. Sub. Note, 144A, 3.426% (3-month USLIBOR +1.735%), 2/15/2042	1,459,094
1,800,000	[2]	Textron, Inc., Sr. Unsecd. Note, 3.875%, 3/1/2025	1,954,020
3,000,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	3,275,867
		TOTAL	97,535,841
		Capital Goods - Building Materials—0.2%
3,010,000		Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	3,220,196
4,940,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	5,237,176
5,270,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	5,772,383
		TOTAL	14,229,755
		Capital Goods - Construction Machinery—0.3%
445,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.375%, 4/5/2022	468,372
9,475,000	[2]	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	10,105,327
69,000		Caterpillar, Inc., Deb., 5.300%, 9/15/2035	93,752
295,000		Caterpillar, Inc., Sr. Unsecd. Note, 3.250%, 9/19/2049	321,696
510,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 2.150%, 9/8/2022	521,225
500,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 2.750%, 3/15/2022	516,586
9,875,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 3.450%, 3/7/2029	11,178,173
		TOTAL	23,205,131
		Capital Goods - Diversified Manufacturing—0.5%
1,950,000		3M Co., Sr. Unsecd. Note, 2.000%, 2/14/2025	1,989,928
10,025,000		3M Co., Sr. Unsecd. Note, 2.375%, 8/26/2029	10,287,473
2,020,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 4/15/2020	2,028,159
144,000		General Electric Capital Corp., Note, Series MTNA, 6.750%, 3/15/2032	193,573
350,000		General Electric Capital Corp., Series NOT2, 5.500%, 3/15/2023	380,640
221,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 3.100%, 1/9/2023	229,504
917,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 6.875%, 1/10/2039	1,291,913
2,520,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 4.650%, 10/17/2021	2,631,356
1,745,000	[1]	General Electric Capital Corp., Sr. Unsecd. Note, Series NOTZ, 2.631% (3-month USLIBOR +0.800%), 4/15/2020	1,746,596
544,000		General Electric Capital Corp., Sub. Note, 5.300%, 2/11/2021	559,742
8,190,000		Lennox International, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2023	8,526,231
3,585,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.950%, 9/15/2029	3,809,560
1,900,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.850%, 12/15/2025	2,118,864
1,400,000	[2]	Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	1,493,242
3,900,000		Valmont Industries, Inc., 5.250%, 10/1/2054	4,436,827
		TOTAL	41,723,608
		Capital Goods - Packaging—0.1%
5,350,000		Packaging Corp. of America, Sr. Unsecd. Note, 4.500%, 11/1/2023	5,871,460
5,830,000		WestRock Co., Sr. Unsecd. Note, Series WI, 4.000%, 3/15/2028	6,465,403
		TOTAL	12,336,863
		Commercial Mortgage—0.1%
9,300,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., 5.050%, 3/30/2029	10,775,027
175,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	230,831
		TOTAL	11,005,858

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Communications - Cable & Satellite—0.6%
$4,300,000		Comcast Corp., 3.375%, 2/15/2025	$4,647,044
10,200,000		Comcast Corp., Sr. Unsecd. Note, 3.150%, 2/15/2028	11,069,876
910,000		Comcast Corp., Sr. Unsecd. Note, 3.450%, 2/1/2050	1,006,017
400,000		Comcast Corp., Sr. Unsecd. Note, 3.900%, 3/1/2038	467,291
7,950,000		Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	8,902,834
580,000		Comcast Corp., Sr. Unsecd. Note, 4.400%, 8/15/2035	717,942
5,000,000		Comcast Corp., Sr. Unsecd. Note, 4.950%, 10/15/2058	6,841,358
3,080,000		NBCUniversal Media LLC, Sr. Unsecd. Note, 2.875%, 1/15/2023	3,216,104
755,000		NBCUniversal Media LLC, Sr. Unsecd. Note, 4.375%, 4/1/2021	778,100
3,000,000		NBCUniversal, Inc., Sr. Unsecd. Note, 5.950%, 4/1/2041	4,375,062
2,325,000		NBCUniversal, Inc., Sr. Unsecd. Note, 6.400%, 4/30/2040	3,476,707
7,000,000		Time Warner Cable, Inc., Company Guarantee, 5.500%, 9/1/2041	8,199,549
500,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 4.500%, 9/15/2042	521,370
135,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 8.375%, 3/15/2023	160,768
		TOTAL	54,380,022
		Communications - Media & Entertainment—0.5%
5,000,000		British Sky Broadcasting Group PLC, 144A, 3.750%, 9/16/2024	5,478,814
5,200,000		CBS Corp., 4.900%, 8/15/2044	5,917,337
3,445,000		Fox Corp., Sr. Unsecd. Note, 144A, 4.709%, 1/25/2029	4,042,416
4,510,000		Fox Corp., Sr. Unsecd. Note, 144A, 5.576%, 1/25/2049	6,070,586
11,850,000	[2]	Grupo Televisa S.A., 6.625%, 3/18/2025	14,292,110
2,100,000		Grupo Televisa S.A., Sr. Unsecd. Note, 5.000%, 5/13/2045	2,460,646
5,585,000		Walt Disney Co., Sr. Unsecd. Note, 2.000%, 9/1/2029	5,628,474
1,700,000		Walt Disney Co., Sr. Unsecd. Note, Series MTN, 3.750%, 6/1/2021	1,752,366
		TOTAL	45,642,749
		Communications - Telecom Wireless—0.5%
3,000,000		American Tower Corp., Sr. Unsecd. Note, 3.700%, 10/15/2049	3,223,819
3,500,000		American Tower Corp., Sr. Unsecd. Note, 5.000%, 2/15/2024	3,927,700
5,550,000		Bell Canada, Sr. Unsecd. Note, 4.464%, 4/1/2048	6,931,154
8,400,000		Crown Castle International Corp., Sr. Unsecd. Note, 4.450%, 2/15/2026	9,450,640
431,000		Crown Castle International Corp., Sr. Unsecd. Note, 4.875%, 4/15/2022	457,665
5,500,000		TELUS Corp., Sr. Unsecd. Note, 2.800%, 2/16/2027	5,827,324
5,005,000		Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	5,561,274
5,630,000		Vodafone Group PLC, Sr. Unsecd. Note, 5.250%, 5/30/2048	7,115,698
		TOTAL	42,495,274
		Communications - Telecom Wirelines—1.0%
3,000,000		AT&T, Inc., Sr. Unsecd. Note, 3.400%, 5/15/2025	3,202,630
2,000,000		AT&T, Inc., Sr. Unsecd. Note, 4.100%, 2/15/2028	2,240,401
1,150,000		AT&T, Inc., Sr. Unsecd. Note, 4.250%, 3/1/2027	1,296,353
6,000,000		AT&T, Inc., Sr. Unsecd. Note, 4.550%, 3/9/2049	6,967,187
3,300,000		AT&T, Inc., Sr. Unsecd. Note, 4.800%, 6/15/2044	3,879,468
465,000		AT&T, Inc., Sr. Unsecd. Note, 5.250%, 3/1/2037	573,882
2,100,000		AT&T, Inc., Sr. Unsecd. Note, 5.450%, 3/1/2047	2,734,815
275,000		AT&T, Inc., Sr. Unsecd. Note, 5.700%, 3/1/2057	380,361
5,800,000		AT&T, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2041	7,806,583
6,100,000		AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	7,955,703
12,000,000		Deutsche Telekom International Finance BV, Sr. Unsecd. Note, 144A, 3.600%, 1/19/2027	13,069,804
2,000,000		Qtel International Finance Ltd., Company Guarantee, 144A, 4.750%, 2/16/2021	2,056,742
5,000,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 4.570%, 4/27/2023	5,450,321

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Communications - Telecom Wirelines—continued
$3,925,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 3/8/2047	$4,827,396
4,525,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.520%, 3/1/2049	5,899,972
5,740,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	6,954,039
5,250,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.150%, 3/15/2024	5,746,467
5,346,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.672%, 3/15/2055	7,111,034
3,900,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.150%, 9/15/2023	4,394,786
940,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.250%, 3/16/2037	1,250,266
		TOTAL	93,798,210
		Consumer Cyclical - Automotive—0.5%
2,400,000	[2]	DaimlerChrysler North America Holding Corp., Company Guarantee, 8.500%, 1/18/2031	3,668,974
8,680,000	[2]	Fiat Chrysler Automobiles NV, Sr. Unsecd. Note, 5.250%, 4/15/2023	9,092,300
5,540,000		General Motors Co., Sr. Unsecd. Note, 4.000%, 4/1/2025	5,850,033
260,000		General Motors Co., Sr. Unsecd. Note, 5.150%, 4/1/2038	265,588
2,790,000		General Motors Co., Sr. Unsecd. Note, 6.750%, 4/1/2046	3,287,791
410,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.950%, 4/13/2024	432,903
4,745,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 2/10/2023	4,788,968
3,400,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.600%, 3/19/2020	3,401,630
2,700,000	[2]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series GMTN, 2.700%, 1/11/2023	2,817,368
3,045,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/12/2021	3,171,215
4,650,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.250%, 11/13/2023	5,040,411
		TOTAL	41,817,181
		Consumer Cyclical - Gaming—0.0%
250,000		GLP Capital LP/GLP Financing II, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2026	282,658
		Consumer Cyclical - Leisure—0.1%
565,000		Carnival Corp., Sr. Unsecd. Note, 3.950%, 10/15/2020	572,978
4,002,395		Football Trust V, Pass Thru Cert., 5.350%, 10/5/2020	4,090,032
		TOTAL	4,663,010
		Consumer Cyclical - Lodging—0.0%
730,000		American Campus Communities Operating Partnership LP, Sr. Unsecd. Note, 4.125%, 7/1/2024	800,225
		Consumer Cyclical - Retailers—1.0%
5,000,000		Advance Auto Parts, Inc., 4.500%, 12/1/2023	5,498,319
8,800,000		Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 3.800%, 1/25/2050	8,762,760
319,912		CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	350,693
1,750,000		CVS Health Corp., Sr. Unsecd. Note, 2.800%, 7/20/2020	1,755,184
2,500,000		CVS Health Corp., Sr. Unsecd. Note, 2.875%, 6/1/2026	2,594,172
475,000		CVS Health Corp., Sr. Unsecd. Note, 3.700%, 3/9/2023	502,238
305,000		CVS Health Corp., Sr. Unsecd. Note, 4.100%, 3/25/2025	334,469
2,430,000		CVS Health Corp., Sr. Unsecd. Note, 4.300%, 3/25/2028	2,721,213
12,745,000		CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	15,708,399
1,760,000		CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	2,147,887
4,670,000		Dollar General Corp., Sr. Unsecd. Note, 4.150%, 11/1/2025	5,203,985
9,180,000		Dollar Tree, Inc., Sr. Unsecd. Note, 3.700%, 5/15/2023	9,744,235
2,300,000		Home Depot, Inc., Sr. Unsecd. Note, 2.800%, 9/14/2027	2,462,906
3,690,000		Home Depot, Inc., Sr. Unsecd. Note, 2.950%, 6/15/2029	3,992,172
12,000,000		Home Depot, Inc., Sr. Unsecd. Note, 3.750%, 2/15/2024	13,096,240
2,540,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	2,590,125
2,370,000		O'Reilly Automotive, Inc., Sr. Unsecd. Note, 3.550%, 3/15/2026	2,586,114
10,400,000		WalMart, Inc., 2.550%, 4/11/2023	10,792,123

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Consumer Cyclical - Retailers—continued
$365,000		WalMart, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2040	$540,703
		TOTAL	91,383,937
		Consumer Cyclical - Services—0.6%
10,000,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.600%, 11/28/2024	10,752,744
5,130,000		Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	5,625,046
5,000,000		Amazon.com, Inc., Sr. Unsecd. Note, 3.875%, 8/22/2037	6,017,195
165,000	[2]	Booking Holdings, Inc., Sr. Unsecd. Note, 2.750%, 3/15/2023	171,129
2,100,000		Boston University, Series MTNA, 7.625%, 7/15/2097	2,889,747
6,700,000		Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	7,558,051
589,000		Cintas Corp. No. 2, Sr. Unsecd. Note, 4.300%, 6/1/2021	610,133
325,000		Expedia, Inc., Sr. Unsecd. Note, 144A, 3.250%, 2/15/2030	318,287
11,250,000		IHS Markit Ltd., Sr. Unsecd. Note, 4.750%, 8/1/2028	13,068,703
2,340,000		University of Southern California, Sr. Unsecd. Note, 5.250%, 10/1/2111	3,973,904
4,420,000		Visa, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2027	4,713,524
3,300,000		Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	3,586,947
350,000		Visa, Inc., Sr. Unsecd. Note, 4.150%, 12/14/2035	434,169
		TOTAL	59,719,579
		Consumer Non-Cyclical - Food/Beverage—1.6%
870,000		Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.700%, 2/1/2036	1,037,465
11,000,000		Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	13,612,267
1,390,000		Anheuser-Busch InBev Finance, Inc., 4.900%, 2/1/2046	1,706,026
6,960,000		Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.439%, 10/6/2048	8,129,418
3,375,000		Bacardi Ltd., Sr. Unsecd. Note, 144A, 2.750%, 7/15/2026	3,441,109
1,000,000		Coca-Cola Company, Sr. Unsecd. Note, 3.300%, 9/1/2021	1,032,441
5,315,000		Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	5,593,172
5,000,000		Constellation Brands, Inc., 4.250%, 5/1/2023	5,354,900
6,640,000		Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	7,714,982
5,160,000		Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	5,587,709
8,000,000		General Mills, Inc., Sr. Unsecd. Note, 3.700%, 10/17/2023	8,601,369
2,930,000		General Mills, Inc., Sr. Unsecd. Note, 4.550%, 4/17/2038	3,507,353
3,250,000		Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	3,491,592
8,100,000		Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 4.500%, 1/25/2022	8,496,538
6,740,000	[2]	Heineken NV, Sr. Unsecd. Note, 144A, 3.500%, 1/29/2028	7,491,727
2,810,000	[2]	Heineken NV, Sr. Unsecd. Note, 144A, 4.350%, 3/29/2047	3,517,290
10,100,000		Kerry Group Financial Services, Sr. Unsecd. Note, 144A, 3.200%, 4/9/2023	10,537,725
2,845,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.057%, 5/25/2023	3,055,559
3,140,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.417%, 5/25/2025	3,526,627
230,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 5.000%, 6/4/2042	231,317
109,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 2.800%, 7/2/2020	109,000
9,690,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	8,965,236
165,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 5.200%, 7/15/2045	167,196
5,000,000		Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.600%, 6/1/2044	6,402,345
6,100,000		PepsiCo, Inc., 2.750%, 4/30/2025	6,465,918
2,000,000		PepsiCo, Inc., Sr. Unsecd. Note, 1.850%, 4/30/2020	2,000,624
150,000		Ralston Purina Co., Deb., 7.875%, 6/15/2025	192,809
200,000		Ralston Purina Co., Deb., 8.125%, 2/1/2023	234,502
6,865,000		Smucker (J.M.) Co., Sr. Unsecd. Note, 3.500%, 3/15/2025	7,456,141
1,450,000		Tyson Foods, Inc., 5.150%, 8/15/2044	1,866,257
1,970,000		Tyson Foods, Inc., Sr. Unsecd. Note, 3.550%, 6/2/2027	2,155,532

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Food/Beverage—continued
$3,850,000		Tyson Foods, Inc., Sr. Unsecd. Note, 5.100%, 9/28/2048	$5,027,538
		TOTAL	146,709,684
		Consumer Non-Cyclical - Health Care—0.4%
4,195,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2029	4,379,869
7,355,000		Alcon Finance Corp., Sr. Unsecd. Note, 144A, 3.000%, 9/23/2029	7,710,588
1,690,000		Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	1,831,715
7,625,000		Biogen, Inc., Sr. Unsecd. Note, 5.200%, 9/15/2045	9,896,061
3,270,000		DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	3,400,198
1,000,000	[2]	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 3.400%, 11/15/2049	1,108,074
8,325,000		PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	8,760,591
		TOTAL	37,087,096
		Consumer Non-Cyclical - Pharmaceuticals—1.6%
5,128,000		Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	5,788,206
9,050,000		Abbott Laboratories, Sr. Unsecd. Note, 4.900%, 11/30/2046	12,576,981
6,380,000		AbbVie, Inc., Sr. Unsecd. Note, 144A, 3.200%, 11/21/2029	6,742,970
13,210,000		AbbVie, Inc., Sr. Unsecd. Note, 144A, 4.250%, 11/21/2049	14,957,486
9,985,000		Amgen, Inc., Sr. Unsecd. Note, 2.450%, 2/21/2030	10,164,413
2,000,000		Amgen, Inc., Sr. Unsecd. Note, 3.625%, 5/22/2024	2,161,282
375,000		Amgen, Inc., Sr. Unsecd. Note, 4.400%, 5/1/2045	435,977
7,410,000		AstraZeneca PLC, Sr. Unsecd. Note, 2.375%, 6/12/2022	7,572,844
7,000,000		AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	7,596,243
7,000,000		AstraZeneca PLC, Sr. Unsecd. Note, 3.500%, 8/17/2023	7,475,235
5,050,000		Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 3.875%, 12/15/2023	5,424,407
5,250,000	[2]	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.250%, 12/15/2025	5,880,538
2,455,000		Bayer US Finance LLC, Sr. Unsecd. Note, 144A, 3.375%, 10/8/2024	2,609,318
3,425,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, 144A, 3.875%, 8/15/2025	3,795,922
9,100,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, 144A, 3.900%, 2/20/2028	10,343,568
260,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, 144A, 4.125%, 6/15/2039	316,638
3,000,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, 144A, 4.350%, 11/15/2047	3,878,700
2,475,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, 144A, 5.000%, 8/15/2045	3,379,309
9,315,000		Eli Lilly & Co., Sr. Unsecd. Note, 3.375%, 3/15/2029	10,466,305
1,000,000		Johnson & Johnson, 5.950%, 8/15/2037	1,521,272
500,000		Johnson & Johnson, Sr. Unsecd. Note, 3.550%, 3/1/2036	586,231
15,850,000		Merck & Co., Inc., Sr. Unsecd. Note, 3.400%, 3/7/2029	17,766,953
1,900,000		Shire Acquisitions Investments Ireland DAC, Sr. Unsecd. Note, 2.400%, 9/23/2021	1,924,948
		TOTAL	143,365,746
		Consumer Non-Cyclical - Products—0.1%
3,060,000		Church and Dwight, Inc., Sr. Unsecd. Note, 3.150%, 8/1/2027	3,332,720
500,000		Procter & Gamble Co., 2.300%, 2/6/2022	511,343
5,630,000		Reckitt Benckiser Treasury Services PLC, Sr. Unsecd. Note, 144A, 3.000%, 6/26/2027	6,013,334
		TOTAL	9,857,397
		Consumer Non-Cyclical - Supermarkets—0.1%
3,000,000		Kroger Co., Bond, 6.900%, 4/15/2038	4,265,964
8,000,000		Kroger Co., Sr. Unsecd. Note, 4.450%, 2/1/2047	9,080,226
		TOTAL	13,346,190
		Consumer Non-Cyclical - Tobacco—0.3%
9,075,000		Altria Group, Inc., Sr. Unsecd. Note, 5.950%, 2/14/2049	11,538,491
5,335,000		Reynolds American, Inc., Sr. Unsecd. Note, 4.450%, 6/12/2025	5,893,977

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Tobacco—continued
$5,450,000		Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	$6,529,370
		TOTAL	23,961,838
		Energy - Independent—0.4%
3,060,000	[2]	Apache Corp., Sr. Unsecd. Note, 4.250%, 1/15/2030	3,185,636
4,500,000		Apache Corp., Sr. Unsecd. Note, 4.750%, 4/15/2043	4,263,004
7,000,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.950%, 1/15/2023	7,228,835
12,625,000	[2]	Cimarex Energy Co., Sr. Unsecd. Note, 3.900%, 5/15/2027	12,930,248
1,730,000		Cimarex Energy Co., Sr. Unsecd. Note, 4.375%, 3/15/2029	1,797,105
9,610,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 5.550%, 3/15/2026	10,864,348
610,000		XTO Energy, Inc., 6.750%, 8/1/2037	934,880
		TOTAL	41,204,056
		Energy - Integrated—0.7%
2,485,000		BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.119%, 5/4/2026	2,654,670
365,000		BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.224%, 4/14/2024	387,178
10,000,000		BP Capital Markets PLC, Sr. Unsecd. Note, 3.062%, 3/17/2022	10,320,211
100,000		BP PLC, Deb., 8.750%, 3/1/2032	155,211
4,030,000		CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, 144A, 5.950%, 4/28/2041	6,011,004
3,400,000		Chevron Corp., Sr. Unsecd. Note, 3.191%, 6/24/2023	3,568,727
4,000,000		Conoco, Inc., 7.250%, 10/15/2031	5,761,371
205,000		ConocoPhillips, Company Guarantee, 6.500%, 2/1/2039	300,372
6,305,000		Husky Energy, Inc., 4.000%, 4/15/2024	6,649,970
4,000,000		Petro-Canada, Sr. Unsecd. Note, 6.800%, 5/15/2038	5,844,617
3,770,000		Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	4,016,060
3,025,000		Shell International Finance B.V., Sr. Unsecd. Note, 4.000%, 5/10/2046	3,542,519
14,000,000		Shell International Finance B.V., Sr. Unsecd. Note, 4.125%, 5/11/2035	16,951,922
		TOTAL	66,163,832
		Energy - Midstream—1.0%
9,240,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	9,824,066
4,000,000		Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 4.500%, 6/1/2025	4,461,303
2,400,000		Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.800%, 6/1/2045	3,250,078
785,000		Energy Transfer Operating, Sr. Unsecd. Note, 5.500%, 6/1/2027	890,052
360,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.050%, 3/15/2025	385,913
10,000,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	10,901,931
225,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 6.125%, 12/15/2045	254,205
4,270,000		Energy Transfer Partners LP, Sr. Unsecd. Note, Series 30Y, 6.000%, 6/15/2048	4,802,901
5,000,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.250%, 2/15/2048	5,366,230
6,250,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.850%, 3/15/2044	7,361,581
1,110,000		Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, 144A, 5.450%, 7/15/2020	1,124,983
400,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.300%, 9/15/2020	407,301
1,650,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.800%, 3/15/2035	1,996,833
5,870,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	7,361,955
520,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, Series MTN, 6.950%, 1/15/2038	698,066
2,220,000		MPLX LP, Sr. Unsecd. Note, 144A, 4.250%, 12/1/2027	2,419,400
320,000		MPLX LP, Sr. Unsecd. Note, 4.500%, 4/15/2038	323,838
5,200,000		MPLX LP, Sr. Unsecd. Note, 4.900%, 4/15/2058	5,208,493
8,390,000		ONEOK, Inc., Sr. Unsecd. Note, 4.950%, 7/13/2047	9,211,005
4,710,000	[2]	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	5,022,120
3,850,000		Texas Eastern Transmission LP, Sr. Unsecd. Note, 144A, 2.800%, 10/15/2022	3,935,341
7,500,000		Williams Partners LP, Sr. Unsecd. Note, 4.850%, 3/1/2048	7,918,993

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Energy - Midstream—continued
$2,760,000		Williams Partners LP, Sr. Unsecd. Note, 5.250%, 3/15/2020	$2,763,344
		TOTAL	95,889,932
		Energy - Oil Field Services—0.1%
175,000		Burlington Resources, LLC., Sr. Unsecd. Note, 7.200%, 8/15/2031	252,786
4,388,000		Schlumberger Holdings Corp., Sr. Unsecd. Note, 144A, 3.900%, 5/17/2028	4,730,965
615,000		Schlumberger Holdings Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/21/2025	676,366
		TOTAL	5,660,117
		Energy - Refining—0.2%
535,000		HollyFrontier Corp., Sr. Unsecd. Note, 5.875%, 4/1/2026	601,501
325,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.500%, 4/1/2048	371,510
8,375,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	9,620,567
275,000	[2]	Tesoro Corp., Sr. Unsecd. Note, 5.375%, 10/1/2022	277,842
4,020,000		Valero Energy Corp., 7.500%, 4/15/2032	5,577,389
395,000		Valero Energy Corp., Sr. Unsecd. Note, 4.350%, 6/1/2028	441,196
		TOTAL	16,890,005
		Financial Institution - Banking—5.2%
9,995,000		American Express Co., 2.650%, 12/2/2022	10,301,481
355,000		American Express Co., Sr. Unsecd. Note, 3.000%, 10/30/2024	375,355
10,720,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	11,750,562
1,460,000		Bank of America Corp., Sr. Unsecd. Note, 3.419%, 12/20/2028	1,578,651
3,690,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 2.816%, 7/21/2023	3,794,715
7,500,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.300%, 1/11/2023	7,844,798
5,400,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.593%, 7/21/2028	5,900,243
10,235,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.884%, 10/22/2030	10,720,785
10,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.248%, 10/21/2027	10,749,992
285,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.499%, 5/17/2022	291,376
8,440,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.824%, 1/20/2028	9,305,566
10,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.970%, 3/5/2029	11,258,777
1,622,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.000%, 4/1/2024	1,766,408
3,500,000		Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	3,822,539
560,000		Bank of America Corp., Sub. Note, Series MTN, 4.200%, 8/26/2024	615,140
660,000		Bank of America Corp., Sub. Note, Series MTN, 4.450%, 3/3/2026	745,534
6,840,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.250%, 9/11/2024	7,353,579
1,740,000	[2]	Bank of New York Mellon Corp., Sub. Note, Series MTN, 3.000%, 10/30/2028	1,857,711
480,000		Bank of New York Mellon, N.A., 3.400%, 5/15/2024	514,576
4,200,000		Capital One Bank, Series BKNT, 2.950%, 7/23/2021	4,279,348
2,100,000		Capital One Bank, Sub. Note, 3.375%, 2/15/2023	2,198,073
2,160,000		Capital One Financial Corp., Sr. Unsecd. Note, 3.900%, 1/29/2024	2,314,026
570,000		Citigroup, Inc., Jr. Sub. Deb., Series U, 5.000%, 3/12/2168	584,361
3,970,000		Citigroup, Inc., Sr. Unsecd. Note, 2.750%, 4/25/2022	4,061,885
895,000		Citigroup, Inc., Sr. Unsecd. Note, 2.876%, 7/24/2023	918,832
5,665,000		Citigroup, Inc., Sr. Unsecd. Note, 2.976%, 11/5/2030	5,963,829
10,215,000		Citigroup, Inc., Sr. Unsecd. Note, 3.142%, 1/24/2023	10,475,241
7,000,000		Citigroup, Inc., Sr. Unsecd. Note, 3.300%, 4/27/2025	7,482,300
2,320,000		Citigroup, Inc., Sr. Unsecd. Note, 3.352%, 4/24/2025	2,457,620
5,000,000		Citigroup, Inc., Sr. Unsecd. Note, 3.887%, 1/10/2028	5,537,129
3,080,000		Citigroup, Inc., Sr. Unsecd. Note, 4.500%, 1/14/2022	3,238,933
345,000		Citigroup, Inc., Sub. Note, 4.450%, 9/29/2027	390,191
13,600,000		Citizens Financial Group, Inc., Sub. Note, 144A, 4.150%, 9/28/2022	14,423,478

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$2,850,000		City National Corp., Sr. Unsecd. Note, 5.250%, 9/15/2020	$2,909,855
6,770,000		Comerica, Inc., 3.800%, 7/22/2026	7,456,609
6,980,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	7,529,741
690,000		Deutsche Bank AG New York, 4.250%, 2/4/2021	703,113
13,455,000		FNB Corp. (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	13,602,141
7,540,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.650%, 1/25/2024	8,085,550
4,280,000		Fifth Third Bank, Sr. Unsecd. Note, Series BKNT, 2.250%, 2/1/2027	4,371,065
4,060,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.350%, 11/15/2021	4,082,573
5,750,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.876%, 10/31/2022	5,865,555
2,100,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.905%, 7/24/2023	2,158,322
2,200,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.908%, 6/5/2023	2,259,441
1,275,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.200%, 2/23/2023	1,333,872
12,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 11/16/2026	12,910,582
6,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.691%, 6/5/2028	6,563,834
8,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.814%, 4/23/2029	8,817,816
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.250%, 7/27/2021	524,938
1,300,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.750%, 1/24/2022	1,399,422
1,050,000		HSBC Bank USA, N.A., Sub. Note, Series BKNT, 4.875%, 8/24/2020	1,065,958
500,000		HSBC Holdings PLC, Jr. Sub. Note, 6.375%, 9/30/2068	529,448
2,400,000	[2]	HSBC Holdings PLC, Sr. Unsecd. Note, 3.262%, 3/13/2023	2,468,368
10,000,000		HSBC Holdings PLC, Sr. Unsecd. Note, 3.900%, 5/25/2026	10,955,388
4,450,000		HSBC USA, Inc., Sr. Unsecd. Note, 3.500%, 6/23/2024	4,805,650
7,905,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 2.550%, 2/4/2030	8,074,121
4,500,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 4.000%, 5/15/2025	5,017,787
720,000		JPMorgan Chase & Co., Jr. Sub. Deb., Series X, 6.100%, 4/1/2168	769,900
610,000		JPMorgan Chase & Co., Jr. Sub. Note, Series FF, 5.000%, 2/1/2169	621,831
3,500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.972%, 1/15/2023	3,594,347
2,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.300%, 4/1/2026	2,164,160
7,450,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.509%, 1/23/2029	8,137,389
10,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.540%, 5/1/2028	10,933,879
410,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.559%, 4/23/2024	433,394
10,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.702%, 5/6/2030	11,145,615
9,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 2/1/2028	9,971,432
235,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.882%, 7/24/2038	269,657
245,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.023%, 12/5/2024	265,519
4,000,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	4,204,049
635,000		Lloyds Banking Group PLC, Sub., 4.650%, 3/24/2026	696,211
2,550,000		M&T Bank Corp., Sr. Unsecd. Note, 3.550%, 7/26/2023	2,736,359
5,000,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 2.500%, 5/18/2022	5,110,694
2,185,000	[1,2]	Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 2.220% (3-month USLIBOR +0.640%), 12/1/2021	2,185,333
1,665,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.699%, 1/22/2031	1,719,486
425,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.125%, 1/23/2023	443,658
12,000,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.772%, 1/24/2029	13,313,718
685,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.000%, 7/23/2025	761,072
1,500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 5.500%, 7/24/2020	1,522,182
500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 5.500%, 7/28/2021	527,236
2,000,000	[1,3]	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 4.051% (US CPI Urban Consumers YoY NSA +2.000%), 5/17/2023	2,077,500
285,000		Morgan Stanley, Sub. Deb., 4.875%, 11/1/2022	308,526
5,000,000		Morgan Stanley, Sub. Note, 3.950%, 4/23/2027	5,508,692

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$5,000,000		Morgan Stanley, Sub. Note, 5.000%, 11/24/2025	$5,773,117
6,300,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 5/22/2023	6,737,973
5,000,000		PNC Bank NA, Sr. Unsecd. Note, Series BKNT, 2.550%, 12/9/2021	5,107,532
5,100,000	[2]	PNC Bank NA, Sr. Unsecd. Note, Series BKNT, 3.250%, 1/22/2028	5,527,915
3,245,000		PNC Financial Services Group, Sr. Unsecd. Note, 2.550%, 1/22/2030	3,351,284
104,711	[3]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	78,533
500,000		Royal Bank of Scotland Group PLC, Sub. Deb., 6.125%, 12/15/2022	545,692
160,000		Royal Bank of Scotland Group PLC, Sub. Note, 6.000%, 12/19/2023	179,499
7,530,000		State Street Corp., Sr. Unsecd. Note, 2.400%, 1/24/2030	7,790,701
3,000,000		State Street Corp., Sr. Unsecd. Note, 3.550%, 8/18/2025	3,316,277
370,000		State Street Corp., Sub. Deb., 3.031%, 11/1/2034	394,787
2,495,000		Synovus Bank GA, Sr. Unsecd. Note, 2.289%, 2/10/2023	2,524,608
350,000		Truist Bank, Sub. Deb., Series BKNT, 2.636%, 9/17/2029	355,976
3,310,000		Truist Bank, Sub. Note, Series BKNT, 3.300%, 5/15/2026	3,579,703
10,250,000		Truist Bank, Sub. Note, Series BKNT, 3.800%, 10/30/2026	11,519,189
4,000,000		Truist Financial Corp., Sr. Unsecd. Note, 4.000%, 5/1/2025	4,435,960
500,000	[2]	Truist Financial Corp., Sub. Note, 6.000%, 2/15/2026	608,253
265,000		Wells Fargo & Co., Series MTN, 4.100%, 6/3/2026	292,621
8,400,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	8,912,903
195,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.069%, 1/24/2023	200,434
10,240,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.879%, 10/30/2030	10,702,965
18,650,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	20,289,756
435,000		Westpac Banking Corp., Sub. Note, Series GMTN, 4.322%, 11/23/2031	477,405
		TOTAL	480,489,105
		Financial Institution - Broker/Asset Mgr/Exchange—0.2%
2,645,000		FMR LLC, Bond, 144A, 7.570%, 6/15/2029	3,851,296
2,810,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	3,129,203
3,265,000	[2]	Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	3,829,547
3,580,000		Stifel Financial Corp., 4.250%, 7/18/2024	3,936,570
5,085,000		TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, 144A, 4.125%, 11/1/2024	5,669,905
435,000	[2]	XLIT Ltd., Sub. Note, 4.450%, 3/31/2025	487,133
		TOTAL	20,903,654
		Financial Institution - Finance Companies—0.3%
6,500,000		Discover Bank, Sr. Unsecd. Note, Series BKNT, 4.650%, 9/13/2028	7,586,365
3,975,000	[2]	Discover Financial Services, Sr. Unsecd. Note, 3.850%, 11/21/2022	4,205,621
12,753,000		GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	14,581,241
250,000		International Lease Finance Corp., 5.875%, 8/15/2022	272,512
10,000		Santander UK Group Holdings PLC, Sr. Unsecd. Note, 3.125%, 1/8/2021	10,132
743,000		Susa Partnership LP, Deb., 7.500%, 12/1/2027	944,755
		TOTAL	27,600,626
		Financial Institution - Insurance - Life—1.5%
10,200,000		AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.600%, 4/9/2029	11,381,086
3,600,000		AXA-UAP, Sub. Note, 8.600%, 12/15/2030	5,326,434
10,000,000		Aflac, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	10,662,450
11,000,000		American International Group, Inc., 4.500%, 7/16/2044	13,512,028
2,600,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	2,840,855
2,500,000		American International Group, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2022	2,664,687
7,780,000		Lincoln National Corp., Sr. Note, 7.000%, 6/15/2040	12,207,533
2,650,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 5.375%, 12/1/2041	3,645,900

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Institution - Insurance - Life—continued
$4,968,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	$9,007,405
2,200,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	3,666,740
5,000,000		MetLife, Inc., Sr. Unsecd. Note, 4.050%, 3/1/2045	6,029,218
330,000		MetLife, Inc., Jr. Sub. Note, 6.400%, 12/15/2036	408,066
16,268,000		Northwestern Mutual Life Insurance Co., Sr. Unsecd. Note, 144A, 3.625%, 9/30/2059	18,189,632
5,060,000		Pacific Life Insurance Co., Sub. Note, 144A, 4.300%, 10/24/2067	5,687,465
3,000,000		Pacific LifeCorp., Bond, 144A, 6.600%, 9/15/2033	4,236,317
2,070,000		Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	3,285,470
5,450,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.100%, 11/15/2026	5,872,157
2,190,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2022	2,293,860
8,000,000		Prudential Financial, Inc., Series MTN, 5.100%, 8/15/2043	9,869,387
1,050,000	[2]	Prudential Financial, Inc., Series MTN, 6.625%, 12/1/2037	1,583,489
2,050,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.200%, 11/15/2040	2,887,137
		TOTAL	135,257,316
		Financial Institution - Insurance - P&C—0.6%
1,000,000		Assured Guaranty US Holding, Inc., 7.000%, 6/1/2034	1,403,741
255,000		Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 4.200%, 8/15/2048	316,136
3,500,000		Berkshire Hathaway, Inc., Sr. Unsecd. Note, 3.125%, 3/15/2026	3,796,579
7,895,000	[2]	CNA Financial Corp., Sr. Unsecd. Note, 3.900%, 5/1/2029	9,045,964
4,350,000		Chubb INA Holdings, Inc., 3.350%, 5/3/2026	4,804,403
3,700,000		Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 5/15/2024	3,989,632
1,000,000		Cincinnati Financial Corp., 6.920%, 5/15/2028	1,350,020
4,930,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 4.400%, 3/15/2048	6,164,485
2,500,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	3,863,692
1,103,000		Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/15/2023	1,196,669
6,862,000		Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.569%, 2/1/2029	8,080,882
6,600,000		Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	12,037,264
335,000		Teachers Insurance & Annuity Association of America, Sub. Note, 144A, 4.900%, 9/15/2044	442,869
		TOTAL	56,492,336
		Financial Institution - REIT - Apartment—0.5%
12,130,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	13,383,750
3,745,000		Mid-America Apartment Communities LP, 4.000%, 11/15/2025	4,197,931
5,100,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	5,523,485
3,910,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	4,084,943
9,900,000		UDR, Inc., Series MTN, 3.750%, 7/1/2024	10,747,499
1,905,000		UDR, Inc., Sr. Unsecd. Note, 3.100%, 11/1/2034	2,024,598
2,100,000	[2]	UDR, Inc., Sr. Unsecd. Note, Series GMTN, 3.500%, 1/15/2028	2,263,224
		TOTAL	42,225,430
		Financial Institution - REIT - Healthcare—0.3%
3,000,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.000%, 6/1/2025	3,308,865
8,260,000		Healthcare Trust of America, 3.700%, 4/15/2023	8,706,224
4,110,000		Healthcare Trust of America, Sr. Unsecd. Note, 3.100%, 2/15/2030	4,300,375
5,000,000	[2]	Physicians Realty Trust, Sr. Unsecd. Note, 3.950%, 1/15/2028	5,516,701
3,650,000		Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	4,073,207
2,500,000		Welltower, Inc., Sr. Unsecd. Note, 4.250%, 4/1/2026	2,814,088
		TOTAL	28,719,460
		Financial Institution - REIT - Office—0.2%
3,335,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.375%, 8/15/2031	3,703,688
3,000,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.900%, 6/15/2023	3,204,321

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Financial Institution - REIT - Office—continued
$2,220,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2027	$2,463,779
5,330,000	Boston Properties LP, Sr. Unsecd. Note, 3.200%, 1/15/2025	5,691,358
4,000,000	Boston Properties LP, Sr. Unsecd. Note, 3.850%, 2/1/2023	4,251,408
	TOTAL	19,314,554
	Financial Institution - REIT - Other—0.2%
440,000	Host Hotels & Resorts LP, Sr. Unsecd. Note, Series D, 3.750%, 10/15/2023	467,992
5,000,000	Liberty Property LP, Sr. Unsecd. Note, 4.125%, 6/15/2022	5,284,887
2,665,000	ProLogis LP, Sr. Unsecd. Note, 4.375%, 2/1/2029	3,156,223
2,925,000	WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	3,271,032
10,000,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	10,940,364
	TOTAL	23,120,498
	Financial Institution - REIT - Retail—0.3%
8,810,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.800%, 10/1/2026	9,251,316
1,530,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/1/2022	1,604,765
7,000,000	Regency Centers Corp., Sr. Unsecd. Note, 3.750%, 11/15/2022	7,379,541
3,330,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	3,774,981
2,590,000	Tanger Properties LP, Sr. Unsecd. Note, 3.875%, 12/1/2023	2,734,631
	TOTAL	24,745,234
	Municipal Services—0.0%
752,839	Army Hawaii Family Housing, 144A, 5.524%, 6/15/2050	1,001,339
1,445,000	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	1,944,147
	TOTAL	2,945,486
	Sovereign—0.1%
1,875,000	Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	1,997,366
3,700,000	Inter-American Development Bank, Series MTN, 6.750%, 7/15/2027	4,988,723
	TOTAL	6,986,089
	Technology—2.3%
2,000,000	Apple, Inc., 3.450%, 5/6/2024	2,169,349
555,000	Apple, Inc., 3.850%, 5/4/2043	663,659
16,000,000	Apple, Inc., Sr. Unsecd. Note, 2.400%, 5/3/2023	16,544,240
7,000,000	Apple, Inc., Sr. Unsecd. Note, 2.900%, 9/12/2027	7,531,201
9,600,000	Apple, Inc., Sr. Unsecd. Note, 4.450%, 5/6/2044	12,438,817
6,800,000	Automatic Data Processing, Inc., 3.375%, 9/15/2025	7,499,999
6,805,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/15/2024	7,176,367
2,000,000	Cisco Systems, Inc., 3.625%, 3/4/2024	2,179,574
4,000,000	Cisco Systems, Inc., Sr. Unsecd. Note, 2.200%, 2/28/2021	4,026,261
9,950,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, 144A, 4.420%, 6/15/2021	10,250,201
5,080,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, 144A, 6.020%, 6/15/2026	5,953,473
5,185,000	Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	5,369,804
3,025,000	Equifax, Inc., Sr. Unsecd. Note, Series FXD, 3.600%, 8/15/2021	3,108,116
1,535,000	Experian Finance PLC., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2029	1,798,739
3,320,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.750%, 5/21/2029	3,746,726
6,885,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	7,540,049
6,585,000	Fiserv, Inc., Sr. Unsecd. Note, 3.800%, 10/1/2023	7,057,335
8,470,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 3.600%, 10/15/2020	8,548,519
775,000	IBM Corp., Sr. Unsecd. Note, 2.850%, 5/13/2022	799,070
4,850,000	Ingram Micro, Inc., Sr. Unsecd. Note, 5.000%, 8/10/2022	4,940,170
3,485,000	Ingram Micro, Inc., Sr. Unsecd. Note, 5.450%, 12/15/2024	3,609,024
6,000,000	Intel Corp., Sr. Unsecd. Note, 3.700%, 7/29/2025	6,645,255

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Technology—continued
$5,630,000		Keysight Technologies, Inc., 4.550%, 10/30/2024	$6,295,262
1,220,000		Keysight Technologies, Inc., Sr. Unsecd. Note, 3.000%, 10/30/2029	1,290,500
6,100,000		Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	6,926,850
4,500,000	[2]	Micron Technology, Inc., Sr. Unsecd. Note, 4.975%, 2/6/2026	5,033,338
2,546,000		Microsoft Corp., 3.500%, 11/15/2042	2,978,562
2,650,000		Microsoft Corp., Sr. Unsecd. Note, 2.400%, 8/8/2026	2,789,036
2,000,000		Microsoft Corp., Sr. Unsecd. Note, 3.125%, 11/3/2025	2,180,746
595,000		Microsoft Corp., Sr. Unsecd. Note, 3.450%, 8/8/2036	686,817
7,420,000		Microsoft Corp., Sr. Unsecd. Note, 3.950%, 8/8/2056	9,460,357
7,000,000		Oracle Corp., 6.500%, 4/15/2038	10,652,072
5,000,000		Oracle Corp., Sr. Unsecd. Note, 2.500%, 5/15/2022	5,114,565
2,100,000		SAIC, Inc., Company Guarantee, Series 1, 5.950%, 12/1/2040	2,547,703
5,430,000		Total System Services, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	6,240,206
1,970,000		Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	2,259,300
1,750,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	1,860,339
2,485,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	2,859,410
8,000,000	[2]	Verisk Analytics, Inc., Unsecd. Note, 4.000%, 6/15/2025	8,841,897
		TOTAL	207,612,908
		Transportation - Railroads—0.3%
1,898,000		Burlington Northern Santa Fe Corp., 3.050%, 9/1/2022	1,967,172
1,180,000		Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.450%, 9/15/2021	1,213,507
1,368,000		CSX Transportation, Inc., Sr. Unsecd. Note, 9.750%, 6/15/2020	1,400,127
1,850,000		Canadian Pacific Railway Co., 7.125%, 10/15/2031	2,708,302
5,000,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.900%, 2/1/2025	5,341,827
5,925,000		Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2023	6,179,029
4,660,000		Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 4.700%, 5/1/2048	6,090,295
6,565,000		Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	6,737,663
		TOTAL	31,637,922
		Transportation - Services—0.5%
2,690,000		Enterprise Rent-A-Car USA Finance Co., Sr. Note, 144A, 5.250%, 10/1/2020	2,744,053
6,620,000		Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2042	8,985,173
2,555,000		FedEx Corp., Sr. Unsecd. Note, 3.100%, 8/5/2029	2,631,464
545,000		FedEx Corp., Sr. Unsecd. Note, 3.900%, 2/1/2035	581,143
8,075,000		FedEx Corp., Sr. Unsecd. Note, 4.050%, 2/15/2048	8,170,211
8,750,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.375%, 2/1/2022	9,010,443
640,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.650%, 7/29/2021	657,609
6,135,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.900%, 12/1/2026	6,495,124
8,000,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.400%, 3/1/2023	8,408,528
		TOTAL	47,683,748
		Utility - Electric—2.3%
3,150,000		AEP Texas, Inc., Sr. Unsecd. Note, 3.850%, 10/1/2025	3,403,564
2,960,000		Ameren Corp., Sr. Unsecd. Note, 3.650%, 2/15/2026	3,214,707
405,000		American Electric Power Co., Inc., Sr. Unsecd. Note, 2.150%, 11/13/2020	406,757
2,125,000		American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.950%, 12/15/2022	2,204,380
11,025,000		Avangrid, Inc., Sr. Unsecd. Note, 3.800%, 6/1/2029	12,253,820
1,600,000	[2]	Consolidated Edison Co., 4.625%, 12/1/2054	2,064,995
1,210,000		Dominion Energy Gas Holdings LLC, Sr. Unsecd. Note, Series B, 3.000%, 11/15/2029	1,267,689
3,715,000		Dominion Energy Gas Holdings LLC, Sr. Unsecd. Note, Series C, 3.900%, 11/15/2049	4,055,112
5,265,000		Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	5,530,690

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Utility - Electric—continued
$12,020,000		Duke Energy Corp., Sr. Unsecd. Note, 3.750%, 9/1/2046	$13,360,076
2,775,000		Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.350%, 8/15/2038	4,236,592
427,000		Duke Energy Indiana, Inc., Sr. Deb., 6.120%, 10/15/2035	607,847
6,150,000		EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	6,572,566
11,100,000		Electricite de France SA, Jr. Sub. Note, 144A, 5.625%, 7/22/2068	11,690,464
5,885,000		Electricite de France SA, Note, 144A, 5.600%, 1/27/2040	8,123,914
3,940,000		Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 6/15/2026	4,281,306
15,600,000		Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	18,351,461
4,900,000		Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.625%, 9/14/2025	5,506,914
3,330,000		Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.875%, 6/14/2029	3,854,146
513,000		Entergy Louisiana LLC, 1st Mtg. Bond, 5.400%, 11/1/2024	599,115
6,955,000	[2]	EverSource Energy, Sr. Unsecd. Note, Series L, 2.900%, 10/1/2024	7,276,193
7,100,000		Exelon Corp., Sr. Unsecd. Note, 3.950%, 6/15/2025	7,836,233
4,012,000	[2]	Exelon Corp., Sr. Unsecd. Note, 4.450%, 4/15/2046	4,867,134
3,220,000		FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	4,050,566
6,043,000		Fortis, Inc./Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	6,417,104
5,400,000		Gulf Power Co., 4.550%, 10/1/2044	6,460,366
1,250,000		Gulf Power Co., Sr. Unsecd. Note, Series 12-A, 3.100%, 5/15/2022	1,282,081
4,130,000		Kansas City Power And Light Co., Sr. Unsecd. Note, 4.200%, 3/15/2048	5,321,557
1,325,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.950%, 5/15/2037	1,921,726
8,040,000		National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	8,971,764
4,125,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.150%, 4/1/2024	4,374,148
4,970,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.550%, 5/1/2027	5,405,368
2,000,000	[2]	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	2,107,287
5,000,000		NiSource Finance Corp., Sr. Unsecd. Note, 3.950%, 3/30/2048	5,541,445
2,685,000		NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	3,160,296
250,000		Northern States Power Co., MN, 7.125%, 7/1/2025	314,405
1,390,000	[2]	PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.950%, 3/15/2024	1,502,319
2,412,000	[2]	PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.200%, 6/15/2022	2,537,386
5,900,000		PPL WEM Holdings PLC, Sr. Unsecd. Note, 144A, 5.375%, 5/1/2021	6,089,328
2,955,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.875%, 6/15/2024	3,099,089
7,550,000		Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	8,117,044
1,500,000		Southwestern Electric Power Co., Sr. Unsecd. Note, 6.200%, 3/15/2040	2,153,604
		TOTAL	210,392,558
		Utility - Natural Gas—0.5%
500,000		ANR Pipeline Co., Sr. Deb., 9.625%, 11/1/2021	565,579
2,930,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.500%, 9/15/2040	3,789,018
3,815,000	[2]	National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 3/1/2023	3,996,317
2,870,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.950%, 9/15/2027	3,028,260
5,680,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.900%, 12/1/2021	5,941,235
450,000		Sempra Energy, Sr. Unsecd. Note, 2.900%, 2/1/2023	468,409
6,500,000		Sempra Energy, Sr. Unsecd. Note, 3.400%, 2/1/2028	7,016,739
5,300,000		Sempra Energy, Sr. Unsecd. Note, 3.550%, 6/15/2024	5,692,855
1,160,000		Sempra Energy, Sr. Unsecd. Note, 6.000%, 10/15/2039	1,622,621
2,380,000		Southeast Supply Header LLC, Sr. Unsecd. Note, 144A, 4.250%, 6/15/2024	2,486,018
7,490,000		Southern Natural Gas, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	9,064,813
135,000		TransCanada PipeLines Ltd., Sr. Unsecd. Note, 6.200%, 10/15/2037	183,227
		TOTAL	43,855,091

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Utility - Natural Gas Distributor—0.0%
$1,765,000		Southern Co. Gas Capital, Sr. Unsecd. Note, 3.950%, 10/1/2046	$1,966,599
		TOTAL CORPORATE BONDS (IDENTIFIED COST $2,451,163,001)	2,728,627,841
		CORPORATE NOTE—0.0%
		Financial Institution - Banking—0.0%
3,000,000	[1,3]	JPMorgan Chase & Co., 4.285% (US CPI Urban Consumers YoY NSA +2.000%), 2/25/2021 (IDENTIFIED COST $3,000,000)	3,018,000
	[1]	ADJUSTABLE RATE MORTGAGES—0.0%
		Federal National Mortgage Association—0.0%
4,681		FNMA ARM, 4.095%, 1/1/2033	4,905
		Government National Mortgage Association—0.0%
348		GNMA ARM, 3.125%, 10/20/2025	354
1,457		GNMA ARM, 3.875%, 5/20/2028	1,492
		TOTAL	1,846
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $6,688)	6,751
		ASSET-BACKED SECURITIES—0.7%
		Auto Receivables—0.2%
5,000,000		AmeriCredit Automobile Receivables Trust 2017-2, Class D, 3.420%, 4/18/2023	5,102,819
4,000,000		Santander Drive Auto Receivables Trust 2016-2, Class D, 3.390%, 4/15/2022	4,034,164
5,000,000		Santander Drive Auto Receivables Trust 2017-1, Class D, 3.170%, 4/17/2023	5,055,880
		TOTAL	14,192,863
		Credit Card—0.4%
14,419,000	[1]	Master Credit Card Trust 2018-1A, Class A, 2.129% (1-month USLIBOR +0.490%), 7/21/2024	14,470,970
20,000,000	[1]	Trillium Credit Card Trust II 2020-1A, Class A, 2.053% (1-month USLIBOR +0.370%), 12/27/2024	20,003,470
		TOTAL	34,474,440
		Financial Institution - Finance Companies—0.0%
76,707		Countrywide Home Loan, Inc., Class 2A1, 6.000%, 2/25/2037	47,293
		Other—0.0%
1,295,489		Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	1,313,241
945,578		Sofi Consumer Loan Program Trust 2017-3, Class A, 2.770%, 5/25/2026	953,051
		TOTAL	2,266,292
		Student Loans—0.1%
9,800,000	[1]	Navient Student Loan Trust 2020-A, Class A1, 2.334% (1-month USLIBOR +0.350%), 11/15/2068	9,809,896
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $60,620,178)	60,790,784
		COMMERCIAL MORTGAGE-BACKED SECURITIES—2.6%
		Agency Commercial Mortgage-Backed Securities—0.2%
6,100,000		FREMF Mortgage Trust 2013-K25 REMIC, Class B, 3.619%, 11/25/2045	6,388,532
11,890,000		FREMF Mortgage Trust 2015-K49 REMIC, Class B, 3.720%, 10/25/2048	12,749,481
		TOTAL	19,138,013
		Commercial Mortgage—2.4%
4,359,000		Bank 2017-BN5, Class A5, 3.390%, 6/15/2060	4,800,622
6,425,000		Bank 2017-BN8, Class A4, 3.488%, 11/15/2050	7,173,682
17,600,000		Bank 2018-BN12, Class A4, 4.255%, 5/15/2061	20,603,919
4,500,000	[1]	Bank 2018-BN15, Class A4, 4.407% (12-month USLIBOR +0.000%), 11/15/2061	5,355,826
8,800,000		Bank 2019-BN16, Class A4, 4.005%, 2/15/2052	10,246,884
8,890,000		Benchmark Mortgage Trust 2018-B1, Class A5, 3.666%, 1/15/2051	10,014,878
29,700,000		Benchmark Mortgage Trust 2018-B4, Class A5, 4.121%, 7/15/2051	34,498,525
10,000,000		Benchmark Mortgage Trust 2019-B11, Class A5, 3.542%, 5/15/2052	11,279,217

Principal Amount or Shares		Value in U.S. Dollars
	COMMERCIAL MORTGAGE-BACKED SECURITIES—continued
	Commercial Mortgage—continued
$2,600,000	CD Commercial Mortgage Trust 2016-CD1, Class A4, 2.724%, 8/10/2049	$2,750,313
4,100,000	CD Commercial Mortgage Trust 2016-CD4, Class A4, 3.514%, 5/10/2050	4,553,221
10,800,000	Citigroup Commercial Mortgage Trust 2013-GC11, Class AS, 3.422%, 4/10/2046	11,368,325
10,000,000	Citigroup Commercial Mortgage Trust 2015-GC33, Class AS, 4.114%, 9/10/2058	11,135,347
5,200,000	Commercial Mortgage Trust 2014-LC17, Class B, 4.490%, 10/10/2047	5,698,914
3,800,000	Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 2/10/2048	4,075,809
1,500,000	Deutsche Bank Commercial Mortgage Trust 2016-C1, Class A4, 3.276%, 5/10/2049	1,627,526
4,650,000	Deutsche Bank Commercial Mortgage Trust 2016-C3, Class A5, 2.890%, 8/10/2049	4,974,980
523,000	GS Mortgage Securities Trust 2014-GC24, Class A5, 3.931%, 9/10/2047	571,383
3,480,000	GS Mortgage Securities Trust 2014-GC24, Class B, 4.511%, 9/10/2047	3,699,206
5,500,000	JPMBB Commercial Mortgage Securities Trust 2015-C28, Class AS, 3.532%, 10/15/2048	5,871,019
14,400,000	JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	15,606,382
5,400,000	JPMDB Commercial Mortgage Securities Trust 2017-C5, Class A5, 3.694%, 3/15/2050	6,037,431
9,350,000	Morgan Stanley Capital I Trust 2016-UB12, Class A4, 3.596%, 12/15/2049	10,343,416
4,200,000	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class AS, 3.469%, 4/10/2046	4,430,148
8,000,000	Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A4, 4.218%, 7/15/2046	8,641,666
3,342,000	Wells Fargo Commercial Mortgage Trust 2017-C38, Class A5, 3.453%, 7/15/2050	3,697,426
8,000,000	WF-RBS Commercial Mortgage Trust 2014-C25, Class AS, 3.984%, 11/15/2047	8,749,616
	TOTAL	217,805,681
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $218,785,515)	236,943,694
	U.S. TREASURIES—25.7%
	U.S. Treasury Bonds—6.4%
9,845,000	United States Treasury Bond, 2.250%, 8/15/2049	11,141,980
17,820,000	United States Treasury Bond, 2.375%, 11/15/2049	20,710,481
28,215,000	United States Treasury Bond, 2.500%, 2/15/2045	32,833,911
37,250,000	United States Treasury Bond, 2.500%, 2/15/2046	43,515,789
31,350,000	United States Treasury Bond, 2.500%, 5/15/2046	36,681,488
40,000,000	United States Treasury Bond, 2.750%, 8/15/2047	49,348,808
9,000,000	United States Treasury Bond, 2.750%, 11/15/2047	11,123,367
9,000,000	United States Treasury Bond, 2.875%, 5/15/2043	11,117,500
2,380,000	United States Treasury Bond, 2.875%, 8/15/2045	2,960,656
10,400,000	United States Treasury Bond, 2.875%, 5/15/2049	13,267,465
2,000,000	United States Treasury Bond, 3.000%, 5/15/2042	2,517,112
22,000,000	United States Treasury Bond, 3.000%, 11/15/2044	27,836,092
119,800,000	United States Treasury Bond, 3.000%, 11/15/2045	152,335,392
2,000,000	United States Treasury Bond, 3.000%, 2/15/2047	2,572,099
10,750,000	United States Treasury Bond, 3.000%, 5/15/2047	13,836,603
39,850,000	United States Treasury Bond, 3.000%, 8/15/2048	51,689,367
30,000,000	United States Treasury Bond, 3.000%, 2/15/2049	39,088,989
27,950,000	United States Treasury Bond, 3.125%, 8/15/2044	36,046,567
3,215,000	United States Treasury Bond, 3.125%, 5/15/2048	4,252,519
2,885,000	United States Treasury Bond, 3.750%, 8/15/2041	4,023,674
3,100,000	United States Treasury Bond, 4.500%, 2/15/2036	4,503,007
5,000,000	United States Treasury Bond, 5.250%, 11/15/2028	6,716,416
4,000,000	United States Treasury Bond, 7.125%, 2/15/2023	4,723,720
	TOTAL	582,843,002
	U.S. Treasury Notes—19.3%
74,120,620	U.S. Treasury Inflation-Protected Notes, 0.125%, 10/15/2024	76,046,678
20,584,128	U.S. Treasury Inflation-Protected Notes, 0.125%, 7/15/2026	21,210,639

Principal Amount or Shares		Value in U.S. Dollars
	U.S. TREASURIES—continued
	U.S. Treasury Notes—continued
$98,831,665	U.S. Treasury Inflation-Protected Notes, 0.375%, 1/15/2027	$103,378,216
82,167,986	U.S. Treasury Inflation-Protected Notes, 0.375%, 7/15/2027	86,388,610
3,056,790	U.S. Treasury Inflation-Protected Notes, 0.500%, 4/15/2024	3,159,100
76,104,951	U.S. Treasury Inflation-Protected Notes, 0.500%, 1/15/2028	80,645,403
10,094,525	U.S. Treasury Inflation-Protected Notes, 0.750%, 2/15/2045	11,552,692
69,511,642	U.S. Treasury Inflation-Protected Notes, 0.875%, 1/15/2029	76,543,732
48,700,000	United States Treasury Note, 1.375%, 10/15/2022	49,290,731
34,125,000	United States Treasury Note, 1.375%, 2/15/2023	34,600,187
39,100,000	United States Treasury Note, 1.500%, 1/15/2023	39,757,357
30,000,000	United States Treasury Note, 1.500%, 10/31/2024	30,764,499
10,000,000	United States Treasury Note, 1.500%, 11/30/2024	10,261,505
55,000,000	United States Treasury Note, 1.500%, 2/15/2030	56,775,362
26,400,000	United States Treasury Note, 1.625%, 12/31/2021	26,722,294
189,765,000	United States Treasury Note, 1.625%, 12/15/2022	193,526,199
7,340,000	United States Treasury Note, 1.625%, 2/15/2026	7,594,857
270,000	United States Treasury Note, 1.625%, 5/15/2026	279,539
10,000,000	United States Treasury Note, 1.625%, 11/30/2026	10,366,997
10,000,000	United States Treasury Note, 1.625%, 8/15/2029	10,423,577
32,500,000	United States Treasury Note, 1.750%, 7/31/2024	33,642,297
156,805,000	United States Treasury Note, 1.750%, 12/31/2024	162,775,695
21,650,000	United States Treasury Note, 1.750%, 12/31/2026	22,630,403
117,800,000	United States Treasury Note, 1.750%, 11/15/2029	124,180,955
41,200,000	United States Treasury Note, 1.875%, 7/31/2026	43,318,347
7,980,000	United States Treasury Note, 2.000%, 4/30/2024	8,326,658
5,000,000	United States Treasury Note, 2.125%, 9/30/2024	5,264,334
1,300,000	United States Treasury Note, 2.250%, 11/15/2025	1,389,538
180,000	United States Treasury Note, 2.375%, 5/15/2027	196,298
41,900,000	United States Treasury Note, 2.375%, 5/15/2029	46,397,265
1,205,000	United States Treasury Note, 2.500%, 5/15/2024	1,282,676
13,500,000	United States Treasury Note, 2.500%, 1/31/2025	14,506,019
21,500,000	United States Treasury Note, 2.500%, 2/28/2026	23,348,551
70,000,000	United States Treasury Note, 2.625%, 2/15/2029	78,875,384
4,800,000	United States Treasury Note, 2.750%, 2/15/2028	5,406,001
455,000	United States Treasury Note, 2.875%, 5/15/2028	518,134
38,980,000	United States Treasury Note, 2.875%, 8/15/2028	44,512,014
194,400,000	United States Treasury Note, 3.125%, 11/15/2028	226,584,086
	TOTAL	1,772,442,829
	TOTAL U.S. TREASURIES (IDENTIFIED COST $2,156,728,416)	2,355,285,831
	MORTGAGE-BACKED SECURITIES—0.1%
	Federal Home Loan Mortgage Corporation—0.0%
515	Federal Home Loan Mortgage Corp., Pool C00879, 8.000%, 10/1/2029	597
107	Federal Home Loan Mortgage Corp., Pool C41497, 7.500%, 9/1/2030	126
251,319	Federal Home Loan Mortgage Corp., Pool G01989, 6.000%, 12/1/2035	295,980
25,528	Federal Home Loan Mortgage Corp., Pool G03381, 5.500%, 9/1/2037	29,302
609	Federal Home Loan Mortgage Corp., Pool G03927, 5.500%, 1/1/2038	701
318,848	Federal Home Loan Mortgage Corp., Pool G08451, 4.500%, 6/1/2041	352,605
12,255	Federal Home Loan Mortgage Corp., Pool G14615, 4.500%, 9/1/2026	12,982
10,194	Federal Home Loan Mortgage Corp., Pool G14801, 3.000%, 6/1/2028	10,669
10,578	Federal Home Loan Mortgage Corp., Pool G18521, 3.500%, 8/1/2029	11,156

Principal Amount or Shares		Value in U.S. Dollars
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$4,856	Federal Home Loan Mortgage Corp., Pool ZI5305, 5.500%, 10/1/2036	$5,590
51,679	Federal Home Loan Mortgage Corp., Pool ZI5333, 5.500%, 10/1/2036	59,162
17,045	Federal Home Loan Mortgage Corp., Pool ZK0320, 5.500%, 8/1/2021	17,362
42,680	Federal Home Loan Mortgage Corp., Pool ZK0727, 5.500%, 9/1/2022	44,109
30,801	Federal Home Loan Mortgage Corp., Pool ZK1227, 5.000%, 12/1/2022	31,651
32,594	Federal Home Loan Mortgage Corp., Pool ZK1547, 4.500%, 5/1/2024	34,066
9,564	Federal Home Loan Mortgage Corp., Pool ZS1273, 6.000%, 1/1/2037	11,315
12,234	Federal Home Loan Mortgage Corp., Pool ZS5294, 5.000%, 4/1/2022	12,530
9,069	Federal Home Loan Mortgage Corp., Pool ZS5598, 5.000%, 4/1/2023	9,413
	TOTAL	939,316
	Federal National Mortgage Association—0.1%
2,213	Federal National Mortgage Association, Pool 251286, 7.000%, 11/1/2027	2,502
4,552	Federal National Mortgage Association, Pool 252717, 7.500%, 9/1/2029	5,305
395	Federal National Mortgage Association, Pool 253299, 7.000%, 4/1/2020	395
5,098	Federal National Mortgage Association, Pool 255225, 5.500%, 6/1/2034	5,833
70,090	Federal National Mortgage Association, Pool 255767, 5.500%, 6/1/2025	76,456
28,176	Federal National Mortgage Association, Pool 256233, 6.000%, 5/1/2036	33,253
21,423	Federal National Mortgage Association, Pool 257306, 5.500%, 8/1/2038	24,744
829	Federal National Mortgage Association, Pool 313458, 7.000%, 4/1/2027	921
302	Federal National Mortgage Association, Pool 349416, 7.500%, 8/1/2026	342
3,737	Federal National Mortgage Association, Pool 396031, 7.500%, 10/1/2027	4,258
2,049	Federal National Mortgage Association, Pool 545137, 7.500%, 8/1/2031	2,402
543	Federal National Mortgage Association, Pool 555211, 7.000%, 8/1/2032	632
1,164	Federal National Mortgage Association, Pool 576245, 7.500%, 4/1/2031	1,378
172	Federal National Mortgage Association, Pool 577475, 7.500%, 4/1/2031	187
32,642	Federal National Mortgage Association, Pool 620613, 6.500%, 1/1/2032	37,864
113,382	Federal National Mortgage Association, Pool 725424, 5.500%, 4/1/2034	129,444
21,428	Federal National Mortgage Association, Pool 725948, 5.500%, 10/1/2034	24,484
48	Federal National Mortgage Association, Pool 735646, 4.500%, 7/1/2020	48
74,368	Federal National Mortgage Association, Pool 735744, 6.000%, 8/1/2035	87,353
16,428	Federal National Mortgage Association, Pool 852523, 5.500%, 2/1/2036	18,819
5,253	Federal National Mortgage Association, Pool 866049, 5.500%, 3/1/2036	6,047
26,259	Federal National Mortgage Association, Pool 871234, 5.500%, 4/1/2036	30,109
4,573	Federal National Mortgage Association, Pool 885404, 6.000%, 6/1/2036	5,386
6,160	Federal National Mortgage Association, Pool 889187, 5.000%, 7/1/2033	6,671
5,677	Federal National Mortgage Association, Pool 892563, 6.000%, 7/1/2036	6,723
8,481	Federal National Mortgage Association, Pool 905427, 5.000%, 11/1/2021	8,666
17,969	Federal National Mortgage Association, Pool 906224, 5.500%, 1/1/2037	20,682
150,847	Federal National Mortgage Association, Pool 932639, 5.000%, 3/1/2040	169,097
77,904	Federal National Mortgage Association, Pool 934898, 4.500%, 7/1/2024	81,490
3,689	Federal National Mortgage Association, Pool 936523, 5.500%, 7/1/2037	4,245
37,656	Federal National Mortgage Association, Pool 962914, 5.000%, 5/1/2038	42,725
6,811	Federal National Mortgage Association, Pool 979899, 5.500%, 5/1/2038	7,865
489,537	Federal National Mortgage Association, Pool AB1048, 4.500%, 5/1/2040	542,038
9,281	Federal National Mortgage Association, Pool AB2275, 4.500%, 2/1/2041	10,264
19,316	Federal National Mortgage Association, Pool AB4297, 3.500%, 1/1/2042	20,638
6,036	Federal National Mortgage Association, Pool AC1889, 4.000%, 9/1/2039	6,604
22,425	Federal National Mortgage Association, Pool AC3668, 4.500%, 10/1/2039	24,850
6,334	Federal National Mortgage Association, Pool AD7127, 4.500%, 7/1/2040	7,014

Principal Amount or Shares		Value in U.S. Dollars
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$18,737	Federal National Mortgage Association, Pool AD7134, 5.000%, 7/1/2040	$21,004
2,846	Federal National Mortgage Association, Pool AD7793, 4.500%, 7/1/2040	3,148
58,015	Federal National Mortgage Association, Pool AH5583, 4.500%, 2/1/2041	64,164
3,971	Federal National Mortgage Association, Pool AH9719, 4.500%, 4/1/2041	4,392
25,430	Federal National Mortgage Association, Pool AI0845, 4.000%, 12/1/2041	27,702
7,970	Federal National Mortgage Association, Pool AJ1441, 3.500%, 9/1/2026	8,348
40,591	Federal National Mortgage Association, Pool AL1948, 4.000%, 1/1/2042	44,409
23,765	Federal National Mortgage Association, Pool AO8179, 3.500%, 9/1/2042	25,347
5,984	Federal National Mortgage Association, Pool AS0765, 3.500%, 10/1/2028	6,301
20,357	Federal National Mortgage Association, Pool AS6131, 3.500%, 11/1/2045	21,694
12,448	Federal National Mortgage Association, Pool AT5900, 3.000%, 6/1/2043	13,095
26,770	Federal National Mortgage Association, Pool AX2484, 3.500%, 10/1/2044	28,837
27,040	Federal National Mortgage Association, Pool AY8424, 3.500%, 8/1/2045	28,815
241,923	Federal National Mortgage Association, Pool MA0500, 5.000%, 8/1/2040	270,208
466,685	Federal National Mortgage Association, Pool MA0562, 4.500%, 11/1/2040	516,298
15,254	Federal National Mortgage Association, Pool MA0585, 4.500%, 11/1/2040	16,875
489,913	Federal National Mortgage Association, Pool MA0695, 4.000%, 4/1/2031	523,598
8,625	Federal National Mortgage Association, Pool MA0821, 4.500%, 8/1/2041	9,533
10,170	Federal National Mortgage Association, Pool MA0907, 4.000%, 11/1/2041	11,079
38,451	Federal National Mortgage Association, Pool MA1236, 3.500%, 11/1/2042	41,011
	TOTAL	3,143,592
	Government National Mortgage Association—0.0%
2,586	Government National Mortgage Association, Pool 1512, 7.500%, 12/20/2023	2,767
409	Government National Mortgage Association, Pool 1716, 7.000%, 5/20/2024	442
2,046	Government National Mortgage Association, Pool 2630, 6.500%, 8/20/2028	2,295
2,127	Government National Mortgage Association, Pool 2631, 7.000%, 8/20/2028	2,406
4,409	Government National Mortgage Association, Pool 2658, 6.500%, 10/20/2028	4,954
4,689	Government National Mortgage Association, Pool 2698, 5.500%, 1/20/2029	5,142
6,349	Government National Mortgage Association, Pool 2701, 6.500%, 1/20/2029	7,128
369	Government National Mortgage Association, Pool 272061, 9.000%, 9/15/2021	385
2,099	Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	2,401
467	Government National Mortgage Association, Pool 2853, 7.500%, 12/20/2029	542
356	Government National Mortgage Association, Pool 3039, 6.500%, 2/20/2031	406
2,193	Government National Mortgage Association, Pool 305911, 9.000%, 9/15/2021	2,273
7,147	Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	8,211
3,646	Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	4,209
4,172	Government National Mortgage Association, Pool 3261, 6.500%, 7/20/2032	4,824
30,145	Government National Mortgage Association, Pool 3320, 5.500%, 12/20/2032	33,666
21,196	Government National Mortgage Association, Pool 3333, 5.500%, 1/20/2033	23,672
6,800	Government National Mortgage Association, Pool 3375, 5.500%, 4/20/2033	7,603
32,884	Government National Mortgage Association, Pool 3390, 5.500%, 5/20/2033	36,781
37,792	Government National Mortgage Association, Pool 3403, 5.500%, 6/20/2033	42,287
18,822	Government National Mortgage Association, Pool 345128, 6.500%, 1/15/2024	20,051
43,580	Government National Mortgage Association, Pool 3458, 5.000%, 10/20/2033	47,995
17,394	Government National Mortgage Association, Pool 3499, 5.000%, 1/20/2034	19,159
17,817	Government National Mortgage Association, Pool 3556, 5.500%, 5/20/2034	20,005
39,622	Government National Mortgage Association, Pool 3623, 5.000%, 10/20/2034	43,817
185	Government National Mortgage Association, Pool 366985, 4.500%, 6/15/2041	204
11,026	Government National Mortgage Association, Pool 372962, 7.000%, 3/15/2024	11,851

Principal Amount or Shares		Value in U.S. Dollars
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—continued
$6,213	Government National Mortgage Association, Pool 373015, 8.000%, 6/15/2024	$6,763
4,739	Government National Mortgage Association, Pool 412615, 7.500%, 6/15/2026	5,315
220	Government National Mortgage Association, Pool 432701, 8.000%, 6/15/2026	246
120	Government National Mortgage Association, Pool 433505, 7.500%, 4/15/2027	129
970	Government National Mortgage Association, Pool 443780, 7.000%, 12/15/2027	1,058
1,616	Government National Mortgage Association, Pool 444274, 7.500%, 1/15/2027	1,818
46	Government National Mortgage Association, Pool 446820, 8.000%, 8/15/2027	52
881	Government National Mortgage Association, Pool 455319, 7.000%, 10/15/2027	992
58,723	Government National Mortgage Association, Pool 456873, 6.500%, 5/15/2028	65,872
1,158	Government National Mortgage Association, Pool 460881, 7.000%, 7/15/2028	1,311
625	Government National Mortgage Association, Pool 468225, 6.500%, 9/15/2028	676
166	Government National Mortgage Association, Pool 471672, 7.000%, 4/15/2028	187
191	Government National Mortgage Association, Pool 506476, 7.000%, 4/15/2029	218
24,338	Government National Mortgage Association, Pool 510559, 7.000%, 10/15/2029	27,815
2,827	Government National Mortgage Association, Pool 541578, 5.000%, 6/15/2033	3,131
1,895	Government National Mortgage Association, Pool 544007, 6.500%, 3/15/2031	2,172
61,062	Government National Mortgage Association, Pool 561082, 6.500%, 7/15/2031	70,392
206	Government National Mortgage Association, Pool 571225, 6.500%, 10/15/2031	234
1,002	Government National Mortgage Association, Pool 591976, 5.000%, 4/15/2033	1,109
6,359	Government National Mortgage Association, Pool 603010, 5.000%, 6/15/2033	7,016
15,920	Government National Mortgage Association, Pool 605775, 6.000%, 11/15/2034	18,308
26,841	Government National Mortgage Association, Pool 605777, 6.000%, 12/15/2034	30,776
42,033	Government National Mortgage Association, Pool 615490, 4.500%, 8/15/2033	46,016
31,355	Government National Mortgage Association, Pool 619387, 6.000%, 9/15/2034	36,213
2,798	Government National Mortgage Association, Pool 633711, 6.000%, 9/15/2034	3,235
32,261	Government National Mortgage Association, Pool 643816, 6.000%, 7/15/2025	34,832
478,649	Government National Mortgage Association, Pool 644568, 5.500%, 8/15/2035	542,392
82,080	Government National Mortgage Association, Pool 650708, 5.500%, 1/15/2036	93,195
87,336	Government National Mortgage Association, Pool 652534, 5.500%, 4/15/2036	99,191
15,683	Government National Mortgage Association, Pool 680110, 5.000%, 4/15/2038	17,634
11,109	Government National Mortgage Association, Pool 683937, 6.000%, 2/15/2023	11,613
46,751	Government National Mortgage Association, Pool 689593, 6.000%, 7/15/2023	48,810
6,283	Government National Mortgage Association, Pool 704189, 5.500%, 1/15/2039	7,168
11,812	Government National Mortgage Association, Pool 780626, 7.000%, 8/15/2027	13,097
11,822	Government National Mortgage Association, Pool 782604, 5.500%, 3/15/2039	13,486
14,982	Government National Mortgage Association, Pool MA0625, 3.500%, 12/20/2042	15,930
5,132	Government National Mortgage Association, Pool MA1376, 4.000%, 10/20/2043	5,515
	TOTAL	1,589,393
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $5,192,825)	5,672,301
	MUNICIPAL BOND—0.0%
	Transportation - Services—0.0%
390,000	Texas State Transportation Commission - State Highway Fund, 5.178%, 4/1/2030 (IDENTIFIED COST $426,958)	496,076
	COLLATERALIZED MORTGAGE OBLIGATION—0.0%
	Federal Home Loan Mortgage Corporation—0.0%
104,456	Federal Home Loan Mortgage Corp. REMIC, Series 3051, Class MY, 5.500%, 10/15/2025 (IDENTIFIED COST $102,454)	111,450

Principal Amount or Shares		Value in U.S. Dollars
	FOREIGN GOVERNMENTS/AGENCIES—0.6%
	Sovereign—0.6%
$15,000,000	Colombia, Government of, Sr. Unsecd. Note, 4.500%, 3/15/2029	$16,927,500
15,000,000	Mexico, Government of, 3.750%, 1/11/2028	16,042,500
MXN 157,000,000	Mexico, Government of, Series M, 6.500%, 6/10/2021	7,954,332
$ 9,950,000	Poland, Government of, 4.000%, 1/22/2024	10,828,266
	TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $48,969,986)	51,752,598
	PURCHASED CALL OPTION—0.0%
16,500,000	Barclays USD CALL/JPY PUT, Notional Amount $16,500,000, Exercise Price $111.90, Expiration Date 3/4/2020 (IDENTIFIED COST $39,105)	17
	INVESTMENT COMPANIES—40.3%
42,724,240	Emerging Markets Core Fund	430,660,339
27,938,474	Federated Bank Loan Core Fund	269,885,657
20,653,880	Federated Government Obligations Fund, Premier Shares, 1.50%[4]	20,653,880
61,390,273	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.68%[4]	61,414,829
205,296,005	Federated Mortgage Core Portfolio	2,059,118,934
45,601,834	Federated Project and Trade Finance Core Fund	405,856,326
71,858,700	High Yield Bond Portfolio	442,649,590
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $3,554,415,107)	3,690,239,555
	TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $8,518,172,895)	9,153,861,379
	OTHER ASSETS AND LIABILITIES - NET—0.0%[5]	(1,454,990)
	TOTAL NET ASSETS—100%	$9,152,406,389
At February 29, 2020, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
6CBOE VIX Volatility Index Long Futures	1,000	$19,825,000	July 2020	$(1,390,100)
[6]United States Treasury Note 2-Year Long Futures	9,921	$2,166,033,338	June 2020	$12,242,607
[6]United States Treasury Note 5-Year Long Futures	2,348	$288,217,000	June 2020	$3,256,655
6CBOE VIX Volatility Index Short Futures	1,000	$23,025,000	April 2020	$2,284,700
[6]United States Treasury Note 10-Year Short Futures	3,324	$447,909,000	June 2020	$(9,953,512)
[6]United States Treasury Note 10-Year Ultra Short Futures	1,312	$197,087,000	June 2020	$(5,568,662)
[6]United States Treasury Ultra Bond Short Futures	753	$156,247,500	June 2020	$(4,125,609)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(3,253,921)
The average notional value of long and short futures contracts held by the Fund throughout the period was $2,218,085,411 and $839,287,230, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.

At February 29, 2020, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts purchased:
3/2/2020	Barclays Bank PLC Wholesale	16,001,370 CHF	$16,500,000	$85,168
3/3/2020	Bank of America N.A	133,804,000 ZAR	$8,800,000	$(222,821)
5/28/2020	Bank of America N.A	24,100,000 AUD	$15,925,545	$(200,727)
5/28/2020	Barclays Bank PLC Wholesale	25,900,000 GBP	$33,734,988	$(459,605)
5/28/2020	Bank of America N.A	149,650,000 NOK	$15,946,977	$(42,367)
5/28/2020	Barclays Bank PLC Wholesale	52,940,000 NZD	$33,531,127	$(414,404)
5/28/2020	Bank of America N.A	139,375,738 ZAR	$8,800,000	$23,987
Contracts sold:
3/2/2020	Barclays Bank PLC Wholesale	16,097,400 CHF	$16,500,000	$(184,701)
3/3/2020	Bank of America N.A	137,669,840 ZAR	$8,800,000	$(24,990)
5/28/2020	Barclays Bank PLC Wholesale	15,908,815 CHF	$16,500,000	$(84,017)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(1,524,477)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $1,186,638 and $1,647,711, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
At February 29, 2020, the Fund had the following open swap contract:
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 2/29/2020[7]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Citigroup Global Market, Inc.	CDX Index EM Series 32	Pay	(1.00)%	12/20/2024	2.34%	$31,000,000	$2,050,653	$1,146,477	$904,176
The average notional amount of credit default swap contracts held by the Fund throughout the period was $17,750,000. This is based on amounts held as of each month-end throughout the three-month fiscal period.
At February 29, 2020, the Fund had the following outstanding written options:
Counterparty	Description	Notional Amount	Expiration Date	Exercise Price	Value in U.S. Dollars
Call Options:
Bank of America Merrill Lynch	USD CALL/ZAR PUT	$8,800,000	May 2020	$15.75	$(288,930)
Barclays Bank PLC Wholesale	NZD CALL/USD PUT	$16,834,920	March 2020	$0.64	$(31,397)
BNP Paribas SA	USD CALL/MXN PUT	$8,800,000	March 2020	$19.10	$(253,907)
BNP Paribas SA	USD CALL/MXN PUT	$8,800,000	March 2020	$18.85	$(384,604)
Morgan Stanley	USD CALL/MXN PUT	$8,800,000	May 2020	$19.90	$(228,483)
Put option:
Credit Agricole	USD PUT/CHF CALL	$16,500,000	March 2020	$0.98	$(254,133)
(PREMIUMS RECEIVED $531,792)					$(1,441,454)
The average market value of written call and put options held by the Fund throughout the period was $449,303 and $174,097, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
The average market value of purchased call and put options held by the Fund throughout the period was $4 and $6,823, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation/Depreciation on Futures Contracts, Foreign Exchange Contracts, Swap Contracts and the value of Written Options is included in “Other Assets and Liabilities—Net”.

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Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended February 29, 2020, were as follows:
Affiliates	Balance of Shares Held 11/30/2019	Purchases/ Additions	Sales/ Reductions
Emerging Markets Core Fund	41,705,274	1,018,966	—
Federated Bank Loan Core Fund	26,100,222	1,838,252	—
Federated Government Obligations Fund, Premier Shares**	62,544,642	445,784,696	(487,675,458)
Federated Institutional Prime Value Obligations Fund, Institutional Shares**	144,968,849	565,065,538	(648,644,114)
Federated Mortgage Core Portfolio	215,893,514	7,658,070	(18,255,579)
Federated Project and Trade Finance Core Fund	44,068,156	1,533,678	—
High Yield Bond Portfolio	92,153,709	2,509,842	(22,804,851)
TOTAL OF AFFILIATED TRANSACTIONS	627,434,366	1,025,409,042	(1,177,380,002)

Balance of Shares Held 2/29/2020*	Value	Change in Unrealized Appreciation/ (Depreciation)	Net Realized Gain/ (Loss)	Dividend Income
42,724,240	$430,660,339	$5,875,221	$—	$5,441,958
27,938,474	$269,885,657	$(2,631,244)	$—	$3,237,375
20,653,880	$20,653,880	N/A	N/A	$178,788
61,390,273	$61,414,829	$1,850	$13,536	$307,697
205,296,005	$2,059,118,934	$30,816,042	$(725,025)	$14,791,509
45,601,834	$405,856,326	$(3,537,729)	$—	$4,657,556
71,858,700	$442,649,590	$(6,223,538)	$3,333,983	$8,477,331
475,463,406	$3,690,239,555	$24,300,602	$2,622,494	$37,092,214
*	At February 29, 2020, the Fund owns a majority of the outstanding shares of beneficial interest of each of Emerging Markets Core Fund, Federated Mortgage Core Portfolio and Federated Project and Trade Finance Core Fund.
**	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of February 29, 2020, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$32,576,941	$33,353,880
3	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Directors (the "Directors").
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
6	Non-income-producing security.
7	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as "Defaulted" indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at February 29, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.

Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 29, 2020, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Agency Risk Transfer Securities	$—	$20,916,481	$—	$20,916,481
Corporate Bonds	—	2,726,471,808	2,156,033	2,728,627,841
Corporate Notes	—	—	3,018,000	3,018,000
Adjustable Rate Mortgages	—	6,751	—	6,751
Asset-Backed Securities	—	60,790,784	—	60,790,784
Commercial Mortgage-Backed Securities	—	236,943,694	—	236,943,694
U.S. Treasuries	—	2,355,285,831	—	2,355,285,831
Mortgage-Backed Securities	—	5,672,301	—	5,672,301
Municipal Bonds	—	496,076	—	496,076
Collateralized Mortgage Obligations	—	111,450	—	111,450
Foreign Governments/Agencies	—	51,752,598	—	51,752,598
Purchased Call Option	—	17	—	17
Investment Companies[1]	3,284,383,229	—	—	3,690,239,555
TOTAL SECURITIES	$3,284,383,229	$5,458,447,791	$5,174,033	$9,153,861,379
Other Financial Instruments
Assets
Futures Contracts	$17,783,962	$—	$—	$17,783,962
Foreign Exchange Contracts	—	109,155	—	109,155
Swap Contract	—	2,050,653	—	2,050,653
Written Option Contracts	—	—	—	—
Liabilities
Futures Contracts	(21,037,883)	—	—	(21,037,883)
Foreign Exchange Contracts	—	(1,633,632)	—	(1,633,632)
Swap Contract	—	—	—	—
Written Option Contracts	—	(1,441,454)	—	(1,441,454)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(3,253,921)	$(915,278)	$—	$(4,169,199)
1	As permitted by U.S. generally accepted accounting principles, an Investment Company valued at $405,856,326 is measured at fair value using the NAV per share practical expedient and has not been categorized in the chart above but is included in the Total column. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.

The following acronyms are used throughout this portfolio:
ABS	—Asset Backed Security
ARM	—Adjustable Rate Mortgage
AUD	—Australian Dollar
BKNT	—Bank Notes
CHF	—Swiss Franc
FNMA	—Federal National Mortgage Association
FREMF	—Freddie Mac Multifamily K-Deals
GBP	—British Pound
GMTN	—Global Medium Term Note
GNMA	—Government National Mortgage Association
JPY	—Japanese Yen
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
ZAR	—South African Rand